UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds: Money Market Portfolio, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 06/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee – 29.0%(a)
Bank of Montreal, Chicago,
0.27%, 1/25/12(b)	$15,000	$15,000,000
Bank of Nova Scotia, Houston,
0.25%, 12/22/11	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.10%, 7/07/11	17,000	17,000,000
0.57%, 8/17/11	12,000	12,004,349
0.28%, 8/18/11	17,000	17,000,000
BNP Paribas S.A., New York,
0.33%, 9/01/11	17,010	17,010,000
Canadian Imperial Bank of Commerce, New York,
0.24%, 7/18/11(b)	9,875	9,875,000
Credit Agricole CIB, New York:
0.28%, 7/12/11	17,400	17,400,000
0.26%, 9/02/11	17,000	17,000,000
Credit Industriel Et Commercial, New York,
0.41%, 8/02/11	15,000	15,001,065
Deutsche Bank A.G., New York:
0.26%, 8/04/11(b)	14,000	14,000,000
0.31%, 10/03/11	11,000	11,000,000
Lloyds Bank Plc, New York,
0.44%, 7/14/11	10,000	10,000,649
Lloyds TSB Bank Plc, New York,
0.36%, 10/03/11(c)	17,130	17,130,000
Mizuho Corporate Bank, New York,
0.29%, 8/05/11	8,000	8,000,000
National Australia Bank Ltd., New York,
0.28%, 2/10/12(b)	9,000	9,000,000
Royal Bank of Canada, New York:
0.25%, 10/14/11(b)	10,000	10,000,000
0.25%, 2/29/12(b)	15,500	15,500,000
Royal Bank of Scotland Plc, Connecticut,
0.52%, 9/19/11	31,000	31,000,000
Societe Generale, New York:
0.26%, 10/03/11(c)	4,500	4,500,000
0.27%, 10/03/11(c)	3,000	3,000,000
Sumitomo Mitsui Banking Corp., New York:
0.17%, 7/05/11	15,000	15,000,000
0.14%, 7/07/11	20,000	20,000,000
0.28%, 8/05/11	17,000	17,000,000
Svenska Handelsbanken, New York,
0.21%, 8/10/11	17,000	17,000,094
Toronto Dominion Bank, New York:
0.33%, 9/06/11	8,800	8,800,000
0.27%, 1/12/12(b)	8,500	8,500,000
UBS A.G., Stamford:
0.35%, 10/04/11(b)	14,870	14,870,000
0.35%, 10/11/11(b)	16,780	16,780,000
0.23%, 11/10/11(b)	6,000	6,000,000
Westpac Banking Corp., New York,
0.27%, 11/04/11(b)	18,000	18,000,000

Total Certificates of Deposit – 29.0%		427,371,157

Commercial Paper
Alpine Securitization Corp.,
0.13%, 8/02/11(d)	16,000	15,998,151
Antalis US Funding Corp.:
0.31%, 7/12/11(d)	17,595	17,593,333
0.27%, 9/12/11(d)	13,000	12,992,883
Aspen Funding Corp.,
0.22%, 8/22/11(d)	15,000	14,995,233
Barclay Bank Plc,
0.27%, 7/18/11(d)	17,300	17,297,794
Barton Capital LLC,
0.23%, 7/11/11(d)	17,000	16,998,914
BPCE S.A.,
0.25%, 9/15/11(d)	18,000	17,990,500
Cancara Asset Securitisation LLC,
0.25%, 7/21/11(d)	17,070	17,067,629
DnB NOR Bank ASA:
0.27%, 7/05/11(d)	12,500	12,499,625
0.21%, 9/12/11(d)	17,000	16,992,761
Grampian Funding LLC:
0.31%, 7/05/11(d)	15,500	15,499,466
0.27%, 7/11/11(d)	17,030	17,028,723
JPMorgan Chase & Co.,
0.22%, 3/16/12(b)	7,000	7,000,000
Jupiter Securitization Co. LLC,
0.14%, 7/27/11(d)	15,000	14,998,483
Kells Funding LLC,
0.36%, 2/10/12(b)	13,500	13,500,000
Metlife Short Term Funding LLC:
0.24%, 7/25/11(d)	11,900	11,898,096
0.24%, 10/03/11(d)	9,000	8,994,360
0.25%, 10/17/11(d)	13,340	13,329,995
Mizuho Funding LLC,
0.14%, 7/05/11(d)	15,000	14,999,767
Nieuw Amsterdam Receivables Corp.:
0.20%, 8/05/11(d)	10,000	9,998,055
0.20%, 9/02/11(d)	12,000	11,995,800
Nordea North America, Inc.:
0.23%, 10/19/11(d)	3,830	3,827,367
0.23%, 10/20/11(d)	5,840	5,835,949
Northern Pines Funding LLC,
0.26%, 9/06/11(d)	14,200	14,193,129
Rabobank USA Financial Corp.,
0.34%, 10/05/11(d)	16,000	15,985,493
Regency Markets No 1 LLC,
0.17%, 7/18/11(d)	30,000	29,997,592
Scaldis Capital LLC,
0.26%, 8/18/11(d)	15,000	14,994,800
Solitaire Funding LLC:
0.16%, 7/19/11(d)	14,985	14,983,801
0.19%, 9/02/11(d)	11,000	10,996,343
Starbird Funding Corp.,
0.23%, 7/20/11(d)	22,095	22,092,318
Surrey Funding Corp.,
0.20%, 8/23/11(d)	17,100	17,094,965
Thames Asset Global Securitization Corp.:
0.24%, 7/20/11(d)	17,070	17,067,838
0.18%, 8/18/11(d)	17,000	16,995,920
Thunder Bay Funding, Inc.,
0.19%, 10/03/11(d)	13,867	13,860,120
Victory Receivables Corp.:
0.23%, 7/12/11(d)	13,000	12,999,086
0.25%, 8/18/11(d)	12,000	11,996,000
Westpac Banking Corp.:
0.21%, 10/06/11(d)	6,000	5,996,605

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PCRB	Pollution Control Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
	BAN	Bond Anticipation Notes	RB	Revenue Bonds
	COP	Certificates of Participation	ROC	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase
	IDA	Industrial Development Authority		Agreement
	IDRB	Industrial Development Revenue	SPEARS	Short Puttable Exempt Adjustable
		Bonds		Receipts
	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
	MB	Municipal Bonds	TRAN	Tax Revenue Anticipation Notes
	MERLOTS	Municipal Exempt Receipts Liquidity	VRDN	Variable Rate Demand Notes
		Optional Tender	VRDP	Variable Rate Demand Preferred

BLACKROCK FUNDS	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
0.27%, 1/06/12(b)	$16,500	$16,500,000
0.42%, 1/13/12(b)	18,500	18,500,000

Total Commercial Paper – 38.2%		563,586,894

Corporate Notes
JPMorgan Chase Bank N.A.,
0.30%, 7/17/12(b)	17,135	17,135,000
KBC Bank N.V., New York,
1.95%, 7/01/11(a)(c)	9,570	9,570,000
Park Village Assisted Living LLC,
0.33%, 7/07/11(c)	5,955	5,955,000

Total Corporate Notes – 2.2%		32,660,000

Master Notes – 1.0%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.12%, 7/01/11(c)	15,000	15,000,000

Municipal Bonds(c)
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC),
0.08%, 7/01/11	10,400	10,400,000
Broomfield Urban Renewal Authority Tax Allocation (Event Center Project) Series 2005 VRDN (BNP Paribas LOC),
0.09%, 7/07/11	11,900	11,900,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC),
0.08%, 7/07/11	7,960	7,960,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.07%, 7/07/11	7,600	7,600,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC),
0.15%, 7/07/11	8,675	8,675,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale SBPA),
0.09%, 7/07/11(e)(f)	8,060	8,060,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.10%, 7/07/11	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.08%, 7/07/11	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (BNP Paribas LOC),
0.05%, 7/07/11	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.06%, 7/07/11	9,550	9,550,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC),
0.05%, 7/07/11	8,000	8,000,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty),
0.10%, 7/07/11	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank LOC),
0.23%, 7/07/11(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.12%, 7/07/11	5,300	5,300,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.17%, 7/07/11	14,800	14,800,000

Total Municipal Bonds – 10.8%		158,635,000

Closed-End Investment Companies
California – 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. LOC),
0.29%, 7/07/11(c)(e)	5,000	5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.31%, 7/07/11(c)(e)	7,600	7,600,000

Total Closed-End Investment Companies – 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes,
0.14%, 1/23/12(d)	11,450	11,440,827
Fannie Mae Variable Rate Notes:(b)
0.18%, 7/26/12	11,000	10,997,646
0.22%, 9/17/12	12,200	12,196,999
0.22%, 12/20/12	9,000	8,997,315
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11(b)	12,000	11,998,704
Freddie Mac Discount Notes:(d)
0.21%, 7/11/11	14,555	14,554,171
0.20%, 8/16/11	15,000	14,996,167
0.19%, 8/30/11	9,500	9,496,992
Freddie Mac Variable Rate Notes:(b)
0.14%, 12/29/11	11,000	10,997,245
0.16%, 4/03/12	9,500	9,497,075
0.13%, 11/02/12	15,000	14,987,804
0.24%, 1/24/13	8,000	7,994,941

Total U.S. Government Sponsored Agency Obligations – 9.4%		138,155,886

U.S. Treasury Obligations
U.S. Treasury Bills,
0.27%, 9/22/11(d)	12,400	12,392,424
U.S. Treasury Notes:
4.50%, 9/30/11	17,000	17,178,213
4.63%, 10/31/11	15,000	15,217,952
0.88%, 1/31/12	34,030	34,167,685

Total U.S. Treasury Obligations – 5.3%		78,956,274

2	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements – 3.3%
Deutsche Bank Securities Inc.,
0.01%, 7/01/11	$49,074	$49,074,000
(Purchased on 6/30/11 to be repurchased at $49,074,014, collateralized by Federal Farm Credit Bank Fund Corp., 1.13% due at 2/27/14, par and fair value of $49,461,000 and $50,055,707, respectively)

Total Investments (Cost – $1,476,039,211*) – 100.1%		1,476,039,211
Liabilities in Excess of Other Assets – (0.1)%		(1,173,130)

Net Assets – 100.0%		$1,474,866,081

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,476,039,211	–	$1,476,039,211

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.07%, 7/07/11	$5,000	$4,999,946
0.19%, 7/07/11-7/21/11	19,000	18,998,727
0.20%, 7/07/11	5,000	4,999,838
0.05%, 7/14/11-8/25/11	18,000	17,998,800
0.06%, 7/14/11	12,000	11,999,762
0.17%, 9/01/11-9/29/11	14,993	14,987,289
0.27%, 9/22/11	2,000	1,998,778
0.14%, 10/06/11	4,000	3,998,518
0.23%, 10/20/11	5,000	4,996,454
0.25%, 11/17/11	5,000	4,995,183
0.28%, 11/17/11-1/12/12	7,000	6,991,549
0.26%, 3/08/12	3,000	2,994,562
U.S. Treasury Notes,
1.00%, 10/31/11	8,500	8,521,627
0.88%, 1/31/12	8,000	8,034,247

Total U.S. Treasury Obligations – 43.8%		116,515,280

Repurchase Agreements
Barclays Capital Inc.,
0.06%, 7/07/11	20,000	20,000,000

(Purchased on 6/17/11 to be repurchased at $20,000,667, collateralized by various U.S. Treasury obligations, 0.00% to 3.50% due from 2/15/16 to 2/15/39, aggregate par and fair value of $40,263,578 and $20,400,034, respectively)

Deutsche Bank Securities Inc.,
0.05%, 7/07/11	25,000	25,000,000
(Purchased on 5/12/11 to be repurchased at $25,002,188, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/24, par and fair value of $43,294,454 and $25,500,000, respectively)
Deutsche Bank Securities Inc.,
0.01%, 7/01/11	23,792	23,792,000
(Purchased on 6/30/11 to be repurchased at $23,792,003, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/23, par and fair value of $38,814,261 and $24,267,840, respectively)
HSBC Securities (USA) Inc.,
0.00%, 7/01/11	12,000	12,000,000
(Purchased on 6/30/11 to be repurchased at $12,000,000, collateralized by U.S. Treasury Strip, 0.00% due at 11/15/13, par and fair value of $12,415,000 and $12,240,446, respectively)
JPMorgan Securities Inc.,
0.00%, 7/01/11	12,000	12,000,000
(Purchased on 6/30/11 to be repurchased at $12,000,000, collateralized by U.S. Treasury Strips, 0.00% due at 11/15/23, par and fair value of $19,885,000 and $12,241,405, respectively)
Morgan Stanley & Co.,
0.08%, 7/07/11	25,000	25,000,000

(Purchased on 5/13/11 to be repurchased at $25,003,500, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 1/15/27 to 5/15/37, aggregate par and fair value of $84,116,400 and $25,500,080, respectively)

Morgan Stanley & Co.,
0.00%, 7/01/11	12,000	12,000,000

(Purchased on 6/30/11 to be repurchased at $12,000,000, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 1/15/28 to 5/15/37, aggregate par and fair value of $33,654,100 and $12,240,085, respectively)

RBs Securities Inc.,
0.01%, 7/01/11	12,000	12,000,000
(Purchased on 6/30/11 to be repurchased at $12,000,003, collateralized by U.S. Treasury Note, 0.38% due at 9/30/12, par and fair value of $12,220,000 and $12,243,432, respectively)
UBS Securities LLC,
0.01%, 7/01/11	8,000	8,000,000
(Purchased on 6/30/11 to be repurchased at $8,000,002, collateralized by U.S. Treasury Note, 0.75% due at 8/15/13, par and fair value of $8,094,400 and $8, 160, 021, respectively)
Total Repurchase Agreements – 56.2%		149,792,000

Total Investments (Cost – $266,307,280*) – 100.0%		266,307,280
Liabilities in Excess of Other Assets – (0.0)%		(20,055)

Net Assets – 100.0%		$266,287,225

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$266,307,280	–	$266,307,280

[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona – 3.7%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.11%, 7/07/11(a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.11%, 7/07/11(a)	2,305	2,305,000

		3,305,000

Arkansas – 1.5%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.11%, 7/07/11(a)	1,105	1,105,000
University of Arkansas RB (UAMS Campus Project) Series 2010A MB,
2.00%, 12/01/11	250	251,217

		1,356,217

California – 3.7%
California School Cash Reserve Program Authority RB Series 2011P TRAN,
2.50%, 1/31/12	200	201,856

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.16%, 7/07/11(a)(b)(c)	1,753	1,753,000
Los Angeles County GO Series 2011A TRAN,
2.50%, 2/29/12	200	202,876
Los Angeles County GO Series 2011B TRAN,
2.50%, 3/30/12	400	406,436
Los Angeles County GO Series 2011C TRAN,
2.50%, 6/29/12	200	204,160
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	200	202,794
0.02%, 4/30/12	300	305,193

		3,276,315

Colorado – 0.6%
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.12%, 7/07/11(a)	500	500,000

District of Columbia – 0.2%
District of Columbia RB Series 2010E MB,
0.12%, 12/01/11(a)	200	200,000

Florida – 0.3%
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.11%, 7/07/11(a)	300	300,000

Georgia – 2.2%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC),
0.19%, 7/07/11(a)	1,910	1,910,000

Illinois – 1.8%
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.04%, 7/01/11(a)	1,000	1,000,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008 Mandatory Put Bonds,
0.43%, 3/01/12(a)	400	400,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC),
0.11%, 7/07/11(a)	200	200,000

		1,600,000

Indiana – 3.0%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	2,665	2,665,000

Louisiana – 2.8%
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN,
0.11%, 7/07/11(a)	2,500	2,500,000

Maryland – 2.4%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.11%, 7/07/11(a)	1,055	1,055,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.11%, 7/07/11(a)	1,050	1,050,000

		2,105,000

Minnesota – 0.1%
Minneapolis Health Care System RB (Fairview Health Service Project) RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.32%, 8/11/11(a)(b)	100	100,000

Mississippi – 2.3%
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.11%, 7/07/11(a)	2,000	2,000,000

Missouri – 2.0%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.16%, 7/07/11(a)	1,745	1,745,000

Nevada – 0.6%
Clark Township RB Series 2011A AMT,
2.00%, 6/19/12	550	557,411

New Jersey – 11.8%
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	3,000	3,001,077
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,300	1,300,503
Montgomery Township GO Series 2011 BAN,
1.00%, 9/22/11	300	300,312
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2011MT-689 VRDN (Merrill Lynch International Bank Ltd. SBPA),
0.14%, 7/07/11(a)(b)(c)	5,290	5,290,000

BLACKROCK FUNDS	JUNE 30, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Ocean City GO Series 2011 BAN,
1.25%, 3/09/12	$600	$601,268

		10,493,160

New York – 3.1%
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.27%, 7/07/11(a)	250	250,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.04%, 7/01/11(a)	1,300	1,300,000
New York Thruway Authority RB Series 2009 BAN,
3.00%, 7/15/11	100	100,092
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.19%, 7/07/11(a)	1,055	1,055,000

		2,705,092

North Carolina – 10.3%
Durham County GO Series 2010A MB,
2.00%, 11/01/11	100	100,550
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA),
0.05%, 7/01/11(a)	2,400	2,400,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	3,900	3,900,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	2,000	2,000,194
Rutherford County RB Series 2011 MB,
2.00%, 9/01/11	685	686,432

		9,087,176

Ohio – 12.0%
Avon School District GO Series 2010 BAN,
1.13%, 12/14/11	655	656,314
Marysville GO (Wastewater Treatment System Project) Series 2011,
1.13%, 5/31/12	200	200,864
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB,
5.00%, 5/01/12	100	103,852
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN,
0.03%, 7/01/11(a)	1,200	1,200,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC),
0.03%, 7/01/11(a)	1,400	1,400,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2010C VRDN (UBS A.G. LOC),
0.03%, 7/01/11(a)	2,975	2,975,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.09%, 7/07/11(a)	4,055	4,055,000

		10,591,030

Pennsylvania – 9.5%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 7/07/11(a)	5,870	5,870,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.11%, 7/07/11(a)	2,500	2,500,000

		8,370,000

Tennessee – 2.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.18%, 1/26/12(a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.16%, 7/07/11(a)	950	950,000

		2,250,000

Texas – 1.8%
Brazos River Authority (Williamson County Regal Raw) RB Series 2011 MB,
2.00%, 9/01/11	595	596,298
Dallas Independent School District GO Series 2002 MB (Texas Permanent School Fund Insurance),
5.25%, 2/15/12	1,000	1,029,115

		1,625,413

Utah – 7.7%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.21%, 7/07/11(a)	2,115	2,115,000
Utah County GO Series 2011 MB,
2.00%, 2/15/12	1,640	1,655,260
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.09%, 7/07/11(a)(b)(c)	3,050	3,050,000

		6,820,260

Virginia – 0.6%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.21%, 1/26/12(a)	500	500,000

West Virginia – 0.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC),
0.13%, 7/07/11(a)	200	200,000

Wisconsin – 7.9%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.23%, 7/07/11(a)	2,000	2,000,000
Wisconsin TECP:
0.29%, 8/16/11	1,000	1,000,000
0.28%, 10/03/11	4,000	4,000,000

		7,000,000

Total Municipal Bonds – 94.6%		83,762,074

6	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies
Multi-State – 7.4%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility),
0.24%, 7/07/11(a)(b)	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC),
0.29%, 7/07/11(a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 7.4%		6,500,000

Total Investments (Cost – $90,262,074*) – 102.0%		90,262,074
Liabilities in Excess of Other Assets – (2.0)%		(1,736,288)

Net Assets – 100.0%		$88,525,786

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$90,262,074	–	$90,262,074

[1]	See above Schedule of Investments for values in each state.

BLACKROCK FUNDS	JUNE 30, 2011	7

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey – 79.1%
Burlington Township GO Series 2011 BAN,
1.25%, 3/23/12	$300	$301,321
Butler GO Series 2010 BAN,
1.25%, 8/26/11	100	100,101
Cape May GO Series 2010 MB,
1.25%, 7/21/11	900	900,249
Clark Township GO Series 2011 BAN,
1.25%, 3/23/12	100	100,368
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	600	600,215
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC),
0.05%, 7/07/11(a)	1,400	1,400,000
Fairfield Township GO Series 2011 BAN,
1.25%, 2/22/12	100	100,195
Florham Park GO Series 2011 BAN,
1.00%, 1/26/12	989	991,589
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,000	1,000,387
Glen Rock GO Series 2011 BAN,
1.00%, 1/20/12	970	971,926
Kearny GO Series 2011 BAN,
1.25%, 6/28/12	925	927,954
Livingston Township GO Series 2011 BAN,
1.25%, 7/06/12	100	100,604
Lower Township Municipal Utilities Authority RB Series 2010B,
2.00%, 9/23/11	300	300,996
Madison GO Series 2011 BAN,
1.00%, 1/20/12	800	802,097
Maplewood Township GO Series 2010 BAN,
1.50%, 11/18/11	500	501,331
Montgomery Township GO Series 2011 BAN,
1.00%, 9/22/11	200	200,208
Mountainside GO Series 2010 BAN,
1.50%, 11/04/11	350	350,863
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA),
0.09%, 7/07/11(a)(b)	2,900	2,900,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN,
0.02%, 7/01/11(a)	2,800	2,800,000
New Jersey Economic Development Authority RB (Green Hill Project) Series 2010 VRDN (Valley National Bank LOC),
0.17%, 7/07/11(a)	200	200,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/01/11(a)	1,050	1,050,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/07/11(a)	125	125,000
New Jersey Economic Development Authority RB (Jewish Community Housing Corp. Project) Series 2010 VRDN (Valley National Bank LOC),
0.17%, 7/07/11(a)	100	100,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 7/07/11(a)	660	660,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.05%, 7/07/11(a)	3,020	3,020,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 7/07/11(a)	1,660	1,660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 7/07/11(a)	180	180,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/07/11(a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 7/07/11(a)	915	915,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.06%, 7/07/11(a)	225	225,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.11%, 7/07/11(a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.10%, 7/07/11(a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC),
0.05%, 7/07/11(a)	1,100	1,100,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.06%, 7/07/11(a)	2,500	2,500,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada Insurance, Royal Bank of Canada Liquidity Facility),
0.13%, 7/07/11(a)(b)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.06%, 7/07/11(a)	780	780,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley & Co., Inc. LOC),
0.16%, 7/07/11(a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.06%, 7/07/11(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA),
0.08%, 7/07/11(a)(b)(c)	2,745	2,745,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.11%, 7/07/11(a)(b)(c)	1,000	1,000,000

8	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Providence GO Series 2011 BAN,
1.00%, 7/20/11	$453	$453,085
Ocean City GO Series 2011B BAN,
1.25%, 6/22/12	600	603,251
Ocean City GO Series 2011 BAN,
1.25%, 3/09/12	370	370,782
Ocean Township GO Series 2010 BAN,
1.25%, 12/20/11	500	501,075
Robbinsville Township GO Series 2011 BAN,
1.00%, 1/11/12	979	980,341
Rumson GO Series 2011A BAN,
0.75%, 12/15/11	375	375,425
Toms River GO Series 2010 BAN,
1.25%, 12/16/11	300	300,906
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN,
0.02%, 7/01/11(a)	4,950	4,950,000

		44,995,269

Puerto Rico – 3.5%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.09%, 7/07/11(a)	2,000	2,000,000

Total Municipal Bonds – 82.6%		46,995,269

Closed-End Investment Companies
New Jersey – 10.5%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility),
0.31%, 7/07/11(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility),
0.29%, 7/07/11(a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 10.5%		6,000,000

Total Investments (Cost – $52,995,269*) – 93.1%		52,995,269
Other Assets Less Liabilities – 6.9%		3,935,303

Net Assets – 100.0%		$56,930,572

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$52,995,269	–	$52,995,269

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2011	9

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina – 95.1%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 7/07/11(a)	$2,500	$2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 7/07/11(a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC),
0.03%, 7/01/11(a)	3,000	3,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.03%, 7/01/11(a)	500	500,000
Greensboro GO (Park Recreational Project) Series 2011 BAN,
1.00%, 2/28/12	1,400	1,406,430
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA),
0.10%, 7/07/11(a)	3,800	3,800,000
Mecklenburg County GO Series 2009D VRDN,
0.19%, 1/26/12(a)	3,890	3,890,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	720	720,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	140	140,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.10%, 7/07/11(a)	3,900	3,900,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.09%, 7/07/11(a)(b)(c)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.06%, 7/07/11(a)(b)(c)	295	295,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.04%, 7/07/11(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB (University Health Systems of Eastern Carolina Project) Series 2008A-1 VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	645	645,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.08%, 7/07/11(a)	400	400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2004A VRDN,
0.06%, 7/07/11(a)	1,700	1,700,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.06%, 7/07/11(a)	400	400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.08%, 7/07/11(a)	1,720	1,720,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	1,000	1,000,097
Raleigh Comb Enterprise System RB 2006 ROC-RR-II R-645 VRDN (Citibank N.A. Liquidity Facility),
0.09%, 7/07/11(a)(b)(c)	1,000	1,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA),
0.06%, 7/07/11(a)	1,300	1,300,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA Inc. SBPA),
0.21%, 7/07/11(a)	4,400	4,400,000
Raleigh RB Series 2009 VRDN,
0.19%, 1/26/12(a)	915	915,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.09%, 7/07/11(a)(b)(c)	2,100	2,100,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.04%, 7/01/11(a)	2,100	2,100,000

		41,031,527

Puerto Rico – 4.9%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.09%, 7/07/11(a)	2,100	2,100,000

Total Investments (Cost – $43,131,527*) – 100.0%		43,131,527
Other Assets Less Liabilities – 0.0%		18,733

Net Assets – 100.0%		$43,150,260

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

10	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$43,131,527	–	$43,131,527

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2011	11

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio – 97.4%
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC),
0.04%, 7/01/11(a)	$800	$800,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.03%, 7/01/11(a)	6,000	6,000,000
Avon City GO Series 2011A BAN,
1.00%, 7/03/12	100	100,563
Avon School District GO Series 2010 BAN,
1.13%, 12/14/11	600	601,203
Beachwood GO Series 2010 BAN,
1.50%, 8/11/11	900	900,853
Butler County GO (Various Purposes Project) Series 2010 BAN,
0.65%, 8/04/11	1,300	1,300,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC),
0.09%, 7/07/11(a)	3,900	3,900,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	800	800,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA),
0.08%, 7/07/11(a)(b)(c)	1,400	1,400,000
Columbus School District GO Series 2010 BAN,
2.00%, 12/01/11	1,000	1,006,380
Cuyahoga County RB (Cleveland Clinic Project) Series 2004B-1 VRDN (Wells Fargo Bank N.A. SBPA),
0.03%, 7/01/11(a)	2,780	2,780,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.11%, 7/07/11(a)	3,200	3,200,000
Dublin School District GO Series 2010 BAN,
1.00%, 12/08/11	1,850	1,853,870
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty),
0.12%, 7/07/11(a)	915	915,000
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.13%, 7/07/11(a)	4,000	4,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.10%, 7/07/11(a)	515	515,000
Marysville GO (Wastewater Treatment System Project) Series 2011,
1.13%, 5/31/12	150	150,648
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.11%, 7/07/11(a)	1,200	1,200,000
North Ridgeville GO (Capital Improvement & Equipment Project) Series 2011 BAN,
1.00%, 4/10/12	730	731,965
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC),
0.09%, 7/07/11(a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.08%, 7/07/11(a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 7/07/11(a)	600	600,000

Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB,
5.00%, 5/01/12	100	103,852
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN,
0.03%, 7/01/11(a)	6,600	6,600,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase & Co. LOC),
0.10%, 7/07/11(a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2006F AMT VRDN (Citibank N.A. SBPA),
0.07%, 7/07/11(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2007B AMT VRDN (KBC Bank N.V. SBPA, Fannie Mae Guaranty, Ginnie Mae Guaranty),
0.11%, 7/07/11(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008H AMT VRDN (Federal Home Loan Bank SBPA),
0.10%, 7/07/11(a)	3,800	3,800,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008 ROC-RR-II- R-11575 VRDN (Citibank N.A. Liquidity Facility),
0.10%, 7/07/11(a)(b)(c)	2,675	2,675,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wells Fargo Bank N.A. SBPA, Ginnie Mae Guaranty),
0.15%, 7/07/11(a)(b)(c)	495	495,000
Ohio State RB (Revitalization Project) Series 2011A BAN,
0.35%, 6/01/12	900	900,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC),
0.03%, 7/01/11(a)	4,000	4,000,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2010C VRDN (UBS A.G. LOC),
0.03%, 7/01/11(a)	4,600	4,600,000
Salem RB (Salem Community Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.07%, 7/07/11(a)	2,645	2,645,000
Shaker Heights GO Series 2011 BAN,
2.00%, 5/05/12	950	960,347
Sharonville GO Series 2010 BAN,
1.25%, 7/14/11	3,000	3,000,530
Sharonville GO Series 2011 BAN,
1.13%, 7/12/12	800	803,752
Strongsville GO Series 2011 BAN,
1.50%, 11/03/11	2,500	2,508,519
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.09%, 7/07/11(a)	5,700	5,700,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/07/11(a)	3,600	3,600,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	300	300,609

		85,998,091

12	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico – 3.4%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.09%, 7/07/11(a)	$3,000	$3,000,000

Total Investments (Cost – $88,998,091*) – 100.8%		88,998,091
Liabilities in Excess of Other Assets – (0.8)%		(736,315)

Net Assets – 100.0%		$88,261,776

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$88,998,091	–	$88,998,091

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	JUNE 30, 2011	13

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania – 98.3%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC),
0.05%, 7/07/11(a)	$6,950	$6,950,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),

0.09%, 7/07/11(a)(b)	2,200	2,200,000
Allegheny County IDRB (Residential Resources Inc. Project) Series 2001 MB,
6.60%, 9/01/11	1,540	1,555,785
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC),
0.06%, 7/07/11(a)	4,900	4,900,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 7/07/11(a)	970	970,000

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada Credit Agreement, Royal Bank of Canada Liquidity Facility),

0.09%, 7/07/11(a)(b)	6,200	6,200,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 7/07/11(a)	6,550	6,550,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.06%, 7/07/11(a)	9,300	9,300,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	4,700	4,700,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	1,500	1,500,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC),
0.11%, 7/07/11(a)	8,075	8,075,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN,
0.09%, 7/07/11(a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty),
0.09%, 7/07/11(a)	6,375	6,375,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000G VRDN,
0.09%, 7/07/11(a)	5,335	5,335,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN,
0.09%, 7/07/11(a)	7,640	7,640,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN,
0.09%, 7/07/11(a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN,
0.09%, 7/07/11(a)	4,910	4,910,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.11%, 7/07/11(a)	100	100,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility),
0.09%, 7/07/11(a)(b)	2,330	2,330,000
Emmaus General Authority Local Government RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.11%, 7/07/11(a)	3,700	3,700,000
Emmaus General Authority RB (Pennsylvania Loan Program Project) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.09%, 7/07/11(a)	2,850	2,850,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.11%, 7/07/11(a)	1,600	1,600,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.11%, 7/07/11(a)	2,000	2,000,000
Emmaus General Authority RB Series 1996 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.13%, 7/07/11(a)	12,510	12,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.13%, 7/07/11(a)	5,400	5,400,000
Erie Water Authority RB Series 2006D Mandatory Put Bonds (AGM Corp. Credit Agreement, Federal Home Loan Bank LOC),
2.50%, 6/01/12(a)	3,175	3,233,083
Erie Water Authority RB Series 2009C Mandatory Put Bonds (AGM Corp. Insurance, Federal Home Loan Bank LOC),
2.50%, 6/01/12(a)	3,700	3,767,687
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.26%, 7/07/11(a)	1,730	1,730,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA),
0.02%, 7/01/11(a)	10,000	10,000,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.09%, 7/07/11(a)	1,440	1,440,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC),
0.03%, 7/01/11(a)	9,790	9,790,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.15%, 7/07/11(a)	3,080	3,080,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.06%, 7/01/11(a)	6,500	6,500,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	2,500	2,500,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC),
0.16%, 7/07/11(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland Plc LOC),
0.10%, 7/07/11(a)	5,690	5,690,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA),
0.04%, 7/07/11(a)	4,300	4,300,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.51%, 7/07/11(a)	1,460	1,460,000

14	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 7/07/11(a)	$1,500	$1,500,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.12%, 7/07/11(a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.26%, 7/07/11(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 7/07/11(a)	1,515	1,515,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.14%, 7/07/11(a)	15,800	15,800,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 7/07/11(a)	4,000	4,000,000
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2009 Mandatory Put Bonds,
0.43%, 2/02/12(a)	5,240	5,240,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. Liquidity Facility),
0.10%, 7/07/11(a)	7,300	7,300,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC),
0.07%, 7/07/11(a)	2,100	2,100,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.09%, 7/07/11(a)(b)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.08%, 7/07/11(a)	1,065	1,065,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.20%, 7/07/11(a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 TRAN,
0.45%, 9/22/11	6,700	6,700,000
Pennsylvania State University RB Series 2002 MB,
5.25%, 8/15/11	800	804,848
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.08%, 7/07/11(a)	6,750	6,750,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.09%, 7/07/11(a)(b)	4,000	4,000,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.08%, 7/07/11(a)	1,660	1,660,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 7/07/11(a)	3,800	3,800,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.10%, 7/07/11(a)	5,435	5,435,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC),
0.20%, 7/07/11(a)	2,750	2,750,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.08%, 7/07/11(a)	10,960	10,960,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 7/07/11(a)	1,015	1,015,000
Philadelphia Gas Works RB Series 2001-3 MB,
5.13%, 8/01/11	3,600	3,614,557
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.06%, 7/07/11(a)	3,900	3,900,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank N.A. LOC),
0.07%, 7/07/11(a)	6,000	6,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wells Fargo Bank N.A. SBPA),
0.03%, 7/01/11(a)	1,165	1,165,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Wills Eye Hospital Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC),
0.10%, 7/07/11(a)	3,885	3,885,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC),
0.06%, 7/07/11(a)	2,800	2,800,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (AGM Corp. Insurance, Federal Home Loan Bank LOC, NRW. Bank LOC),
0.45%, 9/01/11(a)	4,500	4,500,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC),
0.10%, 7/07/11(a)	2,600	2,600,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.11%, 7/07/11(a)	2,160	2,160,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.17%, 7/07/11(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 7/07/11(a)	1,035	1,035,000

Total Municipal Bonds – 98.3%		324,740,960

BLACKROCK FUNDS	JUNE 30, 2011	15

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies
Pennsylvania – 1.7%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility),
0.31%, 7/07/11(a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility),
0.29%, 7/07/11(a)(b)	2,500	2,500,000

Total Closed-End Investment Companies – 1.7%		5,500,000

Total Investments (Cost – $330,240,960*) – 100.0%		330,240,960
Other Assets Less Liabilities – 0.0%		164,223

Net Assets – 100.0%		$330,405,183

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$330,240,960	–	$330,240,960

[1]	See above Schedule of Investments for values in the state.

16	BLACKROCK FUNDS	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia – 95.3%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 7/07/11(a)	$2,725	$2,725,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty),
0.10%, 7/07/11(a)	2,920	2,920,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	30	30,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.08%, 7/07/11(a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.21%, 1/26/12(a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty),
0.11%, 7/07/11(a)	325	325,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.12%, 7/07/11(a)(b)(c)	1,080	1,080,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.06%, 7/07/11(a)	1,450	1,450,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN,
0.05%, 7/07/11(a)	1,400	1,400,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A VRDN,
0.06%, 7/07/11(a)	1,380	1,380,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.24%, 7/07/11(a)	860	860,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.08%, 7/01/11(a)	1,045	1,045,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.12%, 7/07/11(a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC),
0.40%, 8/15/11(a)	1,620	1,620,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Corp. Insurance, Citibank N.A. SBPA),
0.09%, 7/07/11(a)(b)(c)	1,455	1,455,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.03%, 7/01/11(a)	600	600,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.10%, 7/07/11(a)	1,035	1,035,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.03%, 7/01/11(a)	300	300,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Capital Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc Liquidity Facility),
0.14%, 7/07/11(a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.09%, 7/07/11(a)(b)	3,300	3,300,000
Virginia Commonwealth Transportation Board RB (U.S. Route 58 Corridor Project) Series 2002 MB,
5.00%, 5/15/12	1,300	1,353,203
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.10%, 7/07/11(a)	900	900,000

		29,438,203

Puerto Rico – 4.5%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.09%, 7/07/11(a)	1,400	1,400,000

Total Investments (Cost – $30,838,203*) – 99.8%		30,838,203
Other Assets Less Liabilities – 0.2%		63,568

Net Assets – 100.0%		$30,901,771

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	JUNE 30, 2011	17

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$30,838,203	–	$30,838,203

[1]	See above Schedule of Investments for values in the state or political subdivision.

18	BLACKROCK FUNDS	JUNE 30, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds: Money Market Portfolio

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 24, 2011